SHARE CAPITAL - Details of share option schemes (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 HKD ($) shares year	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 HKD ($) shares year	Dec. 31, 2015 CNY (¥) shares year	Dec. 31, 2015 HKD ($) shares year
SHARE CAPITAL [abstract]
Number of share options outstanding at the beginning of the year	187,529,000	187,529,000	262,592,000	262,592,000
Number of share options granted during the year	0	0	0	0
Number of share options forfeited during the year	(22,506,000)	(22,506,000)	(37,893,000)	(37,893,000)
Number of share options expired during the year	(35,104,000)	(35,104,000)	(37,170,000)	(37,170,000)
Number of share options exercised during the year	0	0	0	0
Number of share options outstanding at the end of the year	129,919,000	129,919,000	187,529,000	187,529,000	262,592,000	262,592,000
Number of share options exercisable at the end of the year		129,919,000		187,529,000
Weighted average exercise price outstanding at the beginning of the year | $		$ 11.4		$ 10.56
Weighted average exercise price granted during the year | $		0		0
Weighted average exercise price forfeited during the year | $		12.43		11.30
Weighted average exercise price expired during the year | $		7.29		5.56
Weighted average exercise price exercised during the year | $		0		0
Weighted average exercise price outstanding at the end of the year | $		12.34		11.4		$ 10.56
Weighted average exercise price exercisable at the end of the year | $		$ 12.34		$ 11.4
Share options, cancelled or modified, in share-based payment transactions | ¥	¥ 0		¥ 0		¥ 0
Ratio of the share options outstanding under share option schemes to the Company's shares in issue at the date of approval of consolidated financial statements for issuance		0.29%		0.42%	0.59%	0.59%
Weighted average remaining contractual life of share options outstanding at the end of the year | year		1.52		2.11	2.74	2.74
Additional ordinary shares	129,919,000	129,919,000	187,529,000	187,529,000
Additional share capital | ¥	¥ 1,339,702,913		¥ 1,912,814,087